Redeemable Convertible Preferred Stock - A through H Preferred Stock (Details) - USD ($)	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Temporary Equity [Line Items]
Dividend rate percentage	8.00%	8.00%
Dividends payable	$ 0	$ 0	$ 0	$ 0
Cumulative dividends	$ 23,013,000	$ 20,653,000	$ 16,691,000	$ 13,084,000
Voting percentage	66.67%	66.67%
Minimum
Temporary Equity [Line Items]
Stock price trigger (in dollars per share)	$ 0.50	$ 0.50
Maximum
Temporary Equity [Line Items]
Stock price trigger (in dollars per share)	15.00	15.00
Series A Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	0.50	0.50
Series B Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	2.00	2.00
Series C Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	2.50	2.50
Series D Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	3.87	3.87
Series E Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	6.00	6.00
Series F Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	8.00	8.00
Series G Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	10.00	10.00
Series H Preferred Stock
Temporary Equity [Line Items]
Liquidation preference (in dollars per share)	$ 15.00	$ 15.00
Series I Preferred Stock
Temporary Equity [Line Items]
Cumulative dividends	$ 528,000
Liquidation preference (in dollars per share)	$ 25.00